CASH, CASH EQUIVALENTS AND RESTRICTED CASH - Additional Information (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Restricted cash, collateral against a bank loan, current	$ 2,000,000	$ 2,000,000
Restricted cash for abandonment and site restoration, current	64,130	0
Restricted cash of planned expenditures for abandonment and site restoration non current	0	34,557
Restricted cash held in a special account as a guarantee, non current	1,500,000	1,500,000
Restricted cash held in a special account as a collateral for a guarantee, non current	$ 266,700	$ 0